Companys DB Pension Plans and Other Benefits in Aggregate (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair value of fund assets at January 1	9,763
Employer contributions	105	107	698
Fair value of fund assets at December 31	10,722	9,763
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at January 1	10,647	10,099
Current service cost	135	131	105
Interest cost	445	452	460
Employee contributions	50	58
Benefits paid	(602)	(525)
Foreign currency changes	13	(4)
Plan amendments and other	(135)	(11)
Actuarial (gain) loss	(632)	447
Projected benefit obligation at December 31	9,921	10,647	10,099
Fair value of fund assets at January 1	9,763	9,215
Actual return on fund assets	1,404	916
Employer contributions	98	102
Employee contributions	50	58
Benefits paid	(602)	(525)
Foreign currency changes	9	(3)
Fair value of fund assets at December 31	10,722	9,763	9,215
Funded status - plan surplus (deficit)	801	(884)
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at January 1	535	536
Current service cost	16	19	17
Interest cost	21	24	26
Benefits paid	(33)	(35)
Foreign currency changes	2	(1)
Actuarial (gain) loss	(58)	(8)
Projected benefit obligation at December 31	483	535	536
Fair value of fund assets at January 1	9	11
Actual return on fund assets		(1)
Employer contributions	32	34
Benefits paid	(33)	(35)
Fair value of fund assets at December 31	8	9	11
Funded status - plan surplus (deficit)	(475)	(526)